Pensions And Other Postemployment Benefits (Change In Certain Assumptions For Projected Benefit Obligations, Associated Expense And Other Comprehensive Loss) (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Increase or decrease in discount rate	0.25%
Increase or decrease in return on assets rate	0.25%
25 BP Decrease In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase or decrease in discount rate	0.25%
25 BP Increase In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase or decrease in return on assets rate	0.25%
25 BP Decrease In Return On Assets Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase or decrease in return on assets rate	0.25%
25 BP Increase In Return On Assets Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase or decrease in return on assets rate	0.25%
Pension Benefits [Member] | United States Plans [Member] | 25 BP Decrease In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO	$ 35
Change in accumulated OCL	(35)
Pension Benefits [Member] | United States Plans [Member] | 25 BP Decrease In Discount Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense
Pension Benefits [Member] | United States Plans [Member] | 25 BP Increase In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO	(34)
Change in accumulated OCL	34
Pension Benefits [Member] | United States Plans [Member] | 25 BP Increase In Discount Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense
Pension Benefits [Member] | United States Plans [Member] | 25 BP Decrease In Return On Assets Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO
Change in accumulated OCL
Pension Benefits [Member] | United States Plans [Member] | 25 BP Decrease In Return On Assets Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense	2
Pension Benefits [Member] | United States Plans [Member] | 25 BP Increase In Return On Assets Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO
Change in accumulated OCL
Pension Benefits [Member] | United States Plans [Member] | 25 BP Increase In Return On Assets Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense	(2)
Pension Benefits [Member] | Non-U.S. Plans [Member] | 25 BP Decrease In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO	15
Change in accumulated OCL	(15)
Pension Benefits [Member] | Non-U.S. Plans [Member] | 25 BP Decrease In Discount Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense	1
Pension Benefits [Member] | Non-U.S. Plans [Member] | 25 BP Increase In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO	(14)
Change in accumulated OCL	14
Pension Benefits [Member] | Non-U.S. Plans [Member] | 25 BP Increase In Discount Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense	(1)
Pension Benefits [Member] | Non-U.S. Plans [Member] | 25 BP Decrease In Return On Assets Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO
Change in accumulated OCL
Pension Benefits [Member] | Non-U.S. Plans [Member] | 25 BP Decrease In Return On Assets Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense
Pension Benefits [Member] | Non-U.S. Plans [Member] | 25 BP Increase In Return On Assets Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO
Change in accumulated OCL
Pension Benefits [Member] | Non-U.S. Plans [Member] | 25 BP Increase In Return On Assets Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense
Other Postemployment Benefits [Member] | 25 BP Decrease In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO	9
Other Postemployment Benefits [Member] | 25 BP Decrease In Discount Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense
Other Postemployment Benefits [Member] | 25 BP Increase In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO	(9)
Other Postemployment Benefits [Member] | 25 BP Increase In Discount Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense
Other Postemployment Benefits [Member] | 25 BP Decrease In Return On Assets Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO
Other Postemployment Benefits [Member] | 25 BP Decrease In Return On Assets Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense
Other Postemployment Benefits [Member] | 25 BP Increase In Return On Assets Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in PBO
Other Postemployment Benefits [Member] | 25 BP Increase In Return On Assets Rate [Member] | 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in 2013 pension expense